Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Operating activities
Net income (loss)	$ (188)	$ (1,462,000)	$ 8,653,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	65	506,000	702,000
Amortization of right to use assets	693	5,410,000	4,862,000
Interest on lease liabilities	40	313,000	469,000
(Gain) loss on disposal of property, plant and equipment		1,000	(12,458,000)
Change in operating assets and liabilities:
Change in accounts receivable	101	789,000	10,228,000
Change in inventories	189	1,475,000	4,217,000
Change in prepaid expenses and other current assets	323	2,526,000	(2,977,000)
Change in accounts payable	649	5,073,000	(2,253,000)
Change in other payables and accrued liabilities	179	1,398,000	267,000
Payments on lease	(807)	(6,301,000)	(6,015,000)
Net cash provided by operating activities	1,244	9,728,000	5,695,000
Investing activities
Purchase of property, plant and equipment	(36)	(284,000)	(554,000)
Net cash used in investing activities	(36)	(284,000)	(554,000)
Financing activities
Proceeds from issuance of ordinary shares	3,329	26,003,000
Advances (to) from related parties	(346)	(2,704,000)	5,034,000
Net cash provided by financing activities	2,983	23,299,000	5,034,000
Net increase in cash	4,191	32,744,000	10,175,000
Effect on exchange rate change on cash	(34)	(255,000)	(318,000)
Cash as of beginning of the year	1,776	13,853,000	3,996,000
Cash as of the end of the year	5,933	46,342,000	13,853,000
Supplementary Cash Flows Information
Cash paid for interest	219	1,708,000	1,581,000
Cash paid (refund) for taxes	(25)	(196,000)	3,492,000
Supplemental schedule of non-cash investing and financing activities:
Dividend made by addition to the amount due to related parties			(10,000,000)
Consideration for the sale of property to the shareholder settled by deduction from the amount due to the related parties			$ 13,880,000